     As filed with the Securities and Exchange Commission on March 6, 1998
                                            1933 Act File No.  2-19628
                                            1940 Act File No. 811-3563

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ------------------
                                    FORM N-3
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 11
                             REGISTRATION STATEMENT

                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                        POST-EFFECTIVE AMENDMENT NO. 23


                         MONEY MARKET VARIABLE ACCOUNT
                           (Exact Name of Registrant)
                  Sun Life Assurance Company of Canada (U.S.)
                          (Name of Insurance Company)

    One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617)
                                    237-6030
          (Address of Insurance Company's Principal Executive Offices)

          Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                       With Copies of Communications to:
          Bonnie S. Angus, Sun Life Assurance Company of Canada (U.S.)

                 One Copley Place, Boston, Massachusetts 02117


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 It is proposed that this filing will become effective (check appropriate box)

|_| immediately  upon  filing  pursuant to  paragraph (b)
|X| on March 6, 1998 pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph  (a)(i)
|_| on [date] pursuant to paragraph  (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date]  pursuant to paragraph  (a)(ii) of rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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                                     PART C

                               Other Information


Item 28. Financial Statements and Exhibits

         (b) The following Exhibits are Incorporated in this Registration Statement by Reference unless otherwise Indicated:

               1 Resolution of the Board of Directors of the Insurance Company dated July 21, 1982 authorizing the establishment of Money Market Variable Account ("MMVA"), High Yield Variable Account ("HYVA"), Capital Appreciation Variable Account ("CAVA"), Government Guaranteed Variable Account ("GGVA"), Government Markets Variable Account ("GMVA"),
                         Total Return Variable Account ("TRVA") and Managed Sectors Variable Account ("MSVA"). MMVA, HYVA, CAVA and GGVA are referred to herein collectively as the "Previous Registrants."


               2    (a)  Rules and Regulations of the Previous Registrants. (1)

                    (b)  Rules and Regulations of GMVA.  (1)

                    (c)  Rules and Regulations of TRVA.  (1)

                    (d)  Rules and Regulations of MSVA.  (1)

               3    (a)  Custodian Agreements between State Street Bank and
                         Trust Company and the Previous Registrants.  (1)

                    (b) Custodian Agreement between State Street Bank and Trust Company and GMVA. (1)

                    (c) Custodian Agreement between State Street Bank and Trust Company and TRVA. (1)

                    (d) Custodian Agreement between State Street Bank and Trust Company and MSVA. (1)

               4    (a)  Investment Management Agreements between
                         Massachusetts Financial Services Company and the
                         Previous Registrants.  (1)

                    (b) Investment Management Agreement between Massachusetts Financial Services Company and GMVA. (1)

                    (c) Investment Management Agreement between Massachusetts Financial Services Company and TRVA. (1)

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                    (d)  Investment Management Agreement between Massachusetts
                         Financial Services Company and MSVA.  (1)

               5 Marketing Coordination and Administrative Services Agreement between the Insurance Company, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. dated July 22, 1982. (1)

               6 Compass 3 Flexible Payment Deferred Combination Variable and Fixed Annuity Contract; filed herewith.

               7 Form of Application used with the Compass 3 Variable Annuity Contract filed as Exhibit 6; filed herewith.

               8 Certificate of Incorporation and By-Laws of the Insurance Company. (1)


               9         Not Applicable.

               10        Not Applicable.


               11   (a)  Service Agreement between Sun Life Assurance
                         Company of Canada and the Insurance Company dated
                         January 18, 1971.  (1)

                    (b) Master Administrative Services Agreement, dated March 1, 1997. (2)

               12 Opinion of David D. Horn, Esq. And Consent to its use as to the legality of the securities being registered. [Not Applicable.]

               13        Consent of Deloitte & Touche, LLP.  [Not Applicable.]


               14        None.

               15        Not Applicable.

               16        Not Applicable.


               17 Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933. [Not Applicable.]

                         Power of Attorney.  (1)
-----------------------
(1) Incorporated by reference to Post-Effective Amendment No. 23 (File No. 2-79141) filed with the SEC via EDGAR on March 6, 1998.
(2) Incorporated by reference to Post-Effective Amendment No. 19 (File Nos. 2-83616 and 811-3732) filed with the SEC via EDGAR on March 18, 1997.

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                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have caused this Amendment to the Registration Statement to be signed on their behalf in the City of Boston and The Commonwealth of Massachusetts on the 6th day of March, 1998.

                                        MONEY MARKET VARIABLE ACCOUNT
                                        HIGH YIELD VARIABLE ACCOUNT
                                        CAPITAL APPRECIATION VARIABLE ACCOUNT
                                        GOVERNMENT SECURITIES VARIABLE ACCOUNT
                                        WORLD GOVERNMENTS VARIABLE ACCOUNT
                                        TOTAL RETURN VARIABLE ACCOUNT
                                        MANAGED SECTORS VARIABLE ACCOUNT
                                              (Registrants)


                                        By:     JAMES R. BORDEWICK, JR.
                                        Name:   James R. Bordewick, Jr.
                                        Title:  Assistant Secretary

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, Sun Life Assurance Company of Canada (U.S.) has caused this Amendment to the Registration Statement to be signed on its behalf in the City of Boston and The Commonwealth of Massachusetts on the 6th day of March, 1998.


                                        SUN LIFE ASSURANCE COMPANY OF
                                           CANADA (U.S.)



                                        By:*    JOHN D. MCNEIL
                                        Name:   John D. McNeil
                                        Title:  Chairman

                                        *Executed by Bonnie S. Angus on behalf
                                        of those indicated pursuant to Power of
                                        Attorney filed with Post-Effective
                                        Amendment No. 7 to the Registration
                                        Statement on Form N-3 of the Capital
                                        Appreciation Variable Account (File
                                        No. 33-19632).


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         As  required  by the  Securities  Act of 1933,  this  Amendment  to the
Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

   SIGNATURE                                 TITLE


JOHN D. MCNEIL*            Chairman and Member of the Boards of Managers
John D. McNeil


SAMUEL ADAMS*              Member of the Boards of Managers
Samuel Adams



DAVID D. HORN*             Member of the Boards of Managers
David D. Horn



J. KERMIT BIRCHFIELD*      Member of the Boards of Managers
J. Kermit Birchfield


WILLIAM R. GUTOW*          Member of the Boards of Managers
William R. Gutow


DERWYN F. PHILLIPS*        Member of the Boards of Managers
Derwyn F. Phillips


                                        *By:     JAMES R. BORDEWICK, JR.
                                        Name:    James R. Bordewick, Jr.
                                                  as Attorney-in-fact

                                        Executed by James R. Bordewick, Jr. on
                                        behalf of those indicated pursuant to
                                        Power of Attorney filed herewith.

         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

   SIGNATURE                                 TITLE


JOHN D. MCNEIL*            Chairman and Director (Principal Executive Officer)
John D. McNeil

__________________         President and Director
Donald A. Stewart


ROBERT P. VROLYK*          Vice President and Actuary (Principal Financial &
Robert P. Vrolyk             Accounting Officer)


RICHARD B. BAILEY*         Director
Richard B. Bailey


M. COLYER CRUM*            Director
M. Colyer Crum


DAVID D. HORN*             Director
David D. Horn


JOHN S. LANE*              Director
John S. Lane


ANGUS A. MACNAUGHTON*      Director
Angus A. MacNaughton

______________________     Director
C. James Prieur

______________________     Director
S. Ceaser Raboy


                                        *By:     BONNIE S. ANGUS
                                        Name:    Bonnie S. Angus

                                        Executed  by Bonnie S. Angus on behalf
                                        of those  indicated  pursuant to
                                        Power of  Attorney  filed with  Post-
                                        Effective  Amendment  No. 7 to the
                                        Registration Statement on Form N-3 of
                                        the Capital Appreciation Variable
                                        Account (File No. 33-19632).





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                               INDEX TO EXHIBITS


EXHIBIT NO.                DESCRIPTION OF EXHIBIT                PAGE NO.

   6                Compass 3 Flexible Payment Deferred
                      Combination Variable and Fixed
                      Annuity Contract.

   7                Form of  Application  used  with  the
                      Compass  3  Variable  Annuity
                      Contract filed as Exhibit 6.